Operating Segments	12 Months Ended
Sep. 30, 2021
Operating Segments

16. Operating Segments

The Company conducts its business as a single operating segment, being the investment in royalty and mineral stream interests. Except for the royalties on gold projects located in Brazil, Colombia, Turkey and Peru, substantially all of the Company’s assets and liabilities are held in Canada and the United States.